Note 5 - Intangible Assets (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Amortization of Intangible Assets	$ 76,689	$ 76,689	$ 230,068	$ 230,067	$ 306,756	$ 306,756